Related party Transactions (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Revenue from related parties		$ 90,096	$ 75,243	$ 251,848	$ 198,297	$ 321,324	$ 317,923	$ 307,251
NBCUniversal Media, LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenue from related parties		800	700	1,300	2,500	3,600	9,900	$ 13,500
Related party transaction expenses		300		700	100	800	700
Outstanding receivable		0		0		0	500
Investee
Defined Benefit Plan Disclosure [Line Items]
Revenue from related parties		100	$ 0	500	$ 2,300	1,400
Related party transaction expenses						200	2,000
Outstanding receivable		$ 900		$ 900		$ 900
Related party transaction investment in equity	$ 1,800
Related party transaction consultancy charges							$ 400